Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table) (Details)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Entity Wide Revenue Major Customer
Concentration risk benchmark description	During the six month periods ended June 30, 2017 and 2016, charterers that individually accounted for more than 10% of the Partnership's revenues were as follows
Percentage of time charter revenue	100.00%	100.00%
Charterer A
Entity Wide Revenue Major Customer
Percentage of time charter revenue	70.00%	67.00%
Charterer B
Entity Wide Revenue Major Customer
Percentage of time charter revenue	11.00%	17.00%
Charterer C
Entity Wide Revenue Major Customer
Percentage of time charter revenue	19.00%	16.00%
Sales Revenue, Net
Entity Wide Revenue Major Customer
Percentage of time charter revenue	10.00%	10.00%